Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Taxes

A reconciliation of differences between the effective income tax rates and the statutory federal rates for the years ended December 31, 2018 and 2017 are as follows:

	2018		2017
	Rate	Amount	Rate	Amount
Tax benefit at US statutory rate	21%	$626,520	34%	$529,518
State taxes, net of federal benefit	5%	149,171	5%	77,870
Impact of new tax law	—	—	(13)%	(202,463)
Change in valuation allowance	(26)%	(775,691)	(26)%	(404,925)
	—	$—	—	$—

Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Net Operating Loss Carryforward	$1,754,151	$978,460
Valuation Allowance	(1,754,151)	(978,460)
Total Net Deferred Tax Assets	$—	$—